INVESTMENTS IN SUBSIDIARIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Assets		$ 18,797,972	$ 19,198,194
Current Assets		3,745,499	3,626,775
Non-current Assets		15,052,473	15,571,419
Total liabilities		14,530,736	15,012,890
Current Liabilities		5,842,714	6,222,191
Non-current Liabilities		8,688,022	8,790,699
Revenue		9,613,907	8,988,340	$ 9,740,045
Net income (loss) for the year		200,714	110,670	(178,732)
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		315,607	306,111	255,691
Current Assets		294,308	283,691	232,547
Non-current Assets		21,299	22,420	23,144
Total liabilities		303,204	294,912	240,938
Current Liabilities		301,476	293,602	239,521
Non-current Liabilities		1,728	1,310	1,417
Revenue		1,046,423	967,787	1,078,992
Net income (loss) for the year		1,205	(2,164)	5,068
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		584,169	480,908	483,033
Current Assets		266,836	144,309	159,294
Non-current Assets		317,333	336,599	323,739
Total liabilities		371,934	239,728	217,037
Current Liabilities		292,529	211,395	147,423
Non-current Liabilities		79,405	28,333	69,614
Revenue		264,544	266,296	278,117
Net income (loss) for the year		(30,220)	(24,813)	(74,408)
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		198,951	216,331	195,756
Current Assets		166,445	194,306	180,558
Non-current Assets		32,506	22,025	15,198
Total liabilities		143,731	200,172	170,384
Current Liabilities		139,914	197,330	168,126
Non-current Liabilities		3,817	2,842	2,258
Revenue		387,557	371,896	443,317
Net income (loss) for the year		(41,636)	(29,572)	9,432
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		324,498	340,940	331,117
Current Assets		30,909	36,986	41,756
Non-current Assets		293,589	303,954	289,361
Total liabilities		104,357	124,805	122,666
Current Liabilities		36,901	59,668	44,495
Non-current Liabilities		67,456	65,137	78,171
Revenue		317,436	297,247	324,464
Net income (loss) for the year		2,172	8,206	5,878
Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		96,407	89,667	126,001
Current Assets		66,166	56,064	80,641
Non-current Assets		30,241	33,603	45,360
Total liabilities		84,123	81,101	116,153
Current Liabilities		78,817	75,985	111,245
Non-current Liabilities		5,306	5,116	4,908
Revenue		219,039	219,676	246,402
Net income (loss) for the year		3,722	(1,281)	(1,278)
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of subsidiaries [line items]
Assets		138,138	129,734	130,039
Current Assets		64,160	55,132	62,937
Non-current Assets		73,978	74,602	67,102
Total liabilities		91,431	85,288	75,003
Current Liabilities		80,081	74,160	64,829
Non-current Liabilities		11,350	11,128	10,174
Revenue		279,414	277,503	291,354
Net income (loss) for the year		526	(13,675)	(34,079)
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Assets	[1]	4,490,714	5,287,286	4,969,553	[2]
Current Assets	[1]	1,843,822	1,794,189	1,350,377
Non-current Assets	[1]	2,646,892	3,493,097	3,360,939
Total liabilities	[1]	3,555,423	4,710,308	4,199,223
Current Liabilities	[1]	2,052,633	2,837,620	1,963,400
Non-current Liabilities	[1]	1,502,790	1,872,688	2,235,823
Revenue	[1]	4,621,338	4,145,951	4,597,611
Net income (loss) for the year	[1],[2]	$ 160,582	$ 2,107	$ (183,581)

[1]	Correspond to consolidated information of TAM S.A. and Subsidiaries.
[2]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.